Document and Entity Information	Jan. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2025
Entity File Number	001-40213
Entity Registrant Name	Olo Inc.
Entity Central Index Key	0001431695
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2971562
Entity Address, Address Line One	285 Fulton Street
Entity Address, Address Line Two	82nd Floor
Entity Address, Address Line Three	One World Trade Center
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	260-0895
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	OLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false